Borrowings (Details) ¥ in Millions, $ in Millions												6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) ft²	Sep. 30, 2025 HKD ($)	Jun. 27, 2025 USD ($)	Jun. 27, 2025 HKD ($)	Apr. 14, 2025 USD ($)	Apr. 14, 2025 HKD ($)	Sep. 22, 2024 USD ($)	Sep. 22, 2024 HKD ($)	Mar. 31, 2024 JPY (¥)	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Sep. 30, 2025 USD ($) ft²	Sep. 30, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Sep. 30, 2025 JPY (¥) ft²	Sep. 30, 2025 HKD ($) ft²	Mar. 31, 2025 ft²	Sep. 22, 2023	Mar. 31, 2023 JPY (¥)
Borrowings [Line Items]
Aggregate credit line					$ 4,000,000	$ 3.1	$ 4,000,000	$ 3.1		$ 61,300,000	¥ 8,150.0
Interest rate					2.00%	2.00%	2.00%	2.00%		0.70%	0.70%
Aggregate borrowed amount	$ 3,600,000	$ 27.8										$ 2,300,000		$ 61,300,000	¥ 8,150.0
Borrowed amount	$ 2,300,000											$ 2,300,000		60,600,000		¥ 340.1				¥ 8,100.0
Unamortized loan service														$ 643,438						¥ 85.6
Bears interest rate, percentage	1.20%											1.20%				1.20%	1.20%		1.20%
Repayment of debt									¥ 300.0			$ 2,000,000
Outstanding balance loan	$ 51,000,000											$ 51,000,000				¥ 7,540.0
Interest rate, description												The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Piece of land (in Square Feet) | ft²	16,165											16,165				16,165	16,165	16,165
Loan facility term			5 years	5 years
Interest rate			4.68%	4.68%
Borrowed an aggregated amount	$ 4,800,000											$ 4,800,000					$ 37.7
Mr. Kanayama [Member]
Borrowings [Line Items]
Loan with maturity												Mar. 31, 2026
Long-Term Borrowings [Member]
Borrowings [Line Items]
Maturity date	Apr. 30, 2026											Apr. 30, 2026				Apr. 30, 2026	Apr. 30, 2026
Resona Merchant Bank Asia Limited [Member]
Borrowings [Line Items]
Interest expenses | $												$ 843,600	$ 785,463
Weighted average interest rates	2.40%											2.40%	1.66%			2.40%	2.40%
Revolving Loan Facility Agreement [Member]
Borrowings [Line Items]
Borrowed amount	$ 900,000											$ 900,000					$ 7.1
Loan facility amount			$ 12,900,000	$ 100.0
Borrowings [Member] | Mr. Kanayama [Member]
Borrowings [Line Items]
Loan with maturity												Aug. 04, 2026